CLASS A ORDINARY SHARES	12 Months Ended
Jun. 30, 2022
CLASS A ORDINARY SHARES.
CLASS A ORDINARY SHARES

NOTE 17. CLASS A ORDINARY SHARES

Share offering

On August 21, 2018, the Company entered into a definitive investment agreement and a supplemental agreement (collectively, the “Agreement”) with FGS and the other shareholders of FGS. Following full performance under the Agreement, Recon will own 43% of FGS. As consideration for increasing its affiliates’ interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 487,057 restricted Class A Ordinary Shares of the Company (the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording the Company’s corresponding interest at the local governmental agency. If FGS does not reach certain performance goals, the Company has the right to cancel without further payment part or all of the Restricted Shares. The Restricted Shares are also subject to lock-up period requirements that vary for each FGS shareholder, from two and a half years to four and a half years following issuance of the Restricted Shares under the supplemental agreement dated March 17, 2020. FGS has finalized recording Recon’s corresponding interest at the local governmental agency, and Recon issued 487,057 Restricted Shares in total to the other shareholders of FGS at a price of $6.4375 per restricted share on September 21, 2018.

On December 10, 2019, the Company’s Board approved to effect a one-for-five reverse share split of its Class A Ordinary Shares (the “Reverse Share Split”) with the market effective date of December 27, 2019, such that the number of the Company’s Class A Ordinary Shares is decreased from 100,000,000 to 20,000,000 and the par value of each Class A Ordinary Share is increased from US$0.0185 to US$0.0925 (¥0.62). As a result of the Reverse Share Split, each five pre-split Class A Ordinary Shares outstanding were automatically combined and converted to one issued and outstanding Class A Ordinary Share without any action on the part of the shareholder. No fractional Class A Ordinary Shares were issued to any shareholders in connection with the reverse share split. Each shareholder was entitled to receive one Class A Ordinary Share in lieu of the fractional share that would have resulted from the reverse share split. As of December 26, 2019 (immediately prior to the effective date), there were 23,049,639 Class A Ordinary Shares outstanding, and the number of Class A Ordinary Shares outstanding after the Reverse Share Split is 4,611,720, taking into account of the effect of rounding fractional shares into whole shares. In addition, all options and any other securities of the Company outstanding immediately prior to the Reverse Share Split (to the extent they don’t provide otherwise) will be appropriately adjusted by dividing the number of Class A Ordinary Shares into which the options and other securities are exercisable by 5 and multiplying the exercise price thereof by 5, as a result of the Reverse Share Split.

On May 21, 2020 and June 26, 2020, the Company and certain institutional investors (the “Purchasers”) entered into certain securities purchase agreements, pursuant to which the Company sold to such Purchasers an aggregate of 911,112 and 1,680,000 Class A Ordinary Shares, respectively, par value $0.0925 per share in a registered direct offering and warrants to purchase up to 911,112 and 1,680,000 Class A Ordinary Shares in a concurrent private placement, respectively, for gross proceeds of approximately $2.1 million and $2.1 million, respectively, before deducting the placement agent’s fees and other estimated offering expenses of approximately $0.3 million and $0.2 million, respectively. The net proceeds from these purchase agreements were approximately $1.7 million and $1.9 million, respectively.

On April 5, 2021, the Company held its annual general meeting of shareholders (the “Annual Meeting”) for the fiscal year ended June 30, 2020. At the Annual Meeting, the Company’s shareholders approved a special resolution that the authorized share capital of the Company be amended from US$1,850,000 divided into 20,000,000 Class B Ordinary Shares of a nominal or par value of US$0.0925 each, to US$15,725,000 divided into 150,000,000 Class A Ordinary Shares of a nominal or par value of US$0.0925 (¥0.62) each, and 20,000,000 Class B Ordinary Shares of a nominal or par value of US$0.0925 (¥0.62) each. The change from Ordinary Shares to Class A Ordinary Shares is reflected with the NASDAQ Capital Market and in the marketplace at the open of business on April 12, 2021, whereupon the Class A Ordinary Shares began trading. The Company’s Class A Ordinary Shares will continue to trade on the NASDAQ Capital Market under the symbol “RCON” and under the CUSIP Number of G7415M124. Holders of Class A Ordinary Shares and Class B Ordinary Shares shall at all times vote together as one class on all resolutions submitted to a vote by the Members. Each Class A Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to fifteen (15) votes on all matters subject to vote at general meetings of the Company.

On June 14, 2021, the Company and certain institutional investors (the “Purchasers”) entered into that certain securities purchase agreement (the “Purchase Agreement”), pursuant to which the Company agreed to sell to such Purchasers an aggregate of 6,014,102 Class A Ordinary Shares, par value $0.0925 per share and 2,800,000 pre-funded warrants (the “Pre-Funded Warrants”) to purchase Class A Ordinary Shares in a registered direct offering, and warrants to purchase up to 8,814,102 Class A Ordinary Shares (the “Warrants”) in a concurrent private placement, for gross proceeds of approximately $55.0 million (the “Offering”) before deducting the placement agent’s fees and other offering expenses in an aggregate amount of ¥30,408,264, or $4.7 million.

The following table summarizes the Company’s Pre-Funded Warrants activities and status of Pre-Funded Warrants at June 30, 2022:

		Weighted	Average
		Average	Remaining
	Pre-Funded	Exercise Price	Period
Pre-Funded Warrants	Warrants	Per Share	(Years)
Outstanding as of June 30, 2020	—	$—	—
Issued	2,800,000	0.01	—
Forfeited	—	—	—
Exercised	(1,330,000)	0.01	—
Expired	—	—	—
Outstanding as of June 30, 2021	1,470,000	$0.01	5.46
Issued	—	—	—
Forfeited	—	—	—
Exercised	(1,470,000)	$0.01	—
Expired	—	—	—
Outstanding as of June 30, 2022	—	$—	—

Appropriated Retained Earnings

According to the Memorandum and Articles of Association, the Company is required to transfer a certain portion of its net profit, as determined under PRC accounting regulations, from current net income to the statutory reserve fund. In accordance with the PRC Company Law, companies are required to transfer 10% of their profit after tax, as determined in accordance with PRC accounting standards and regulations, to the statutory reserves until such reserves reach 50% of the registered capital or paid-in capital of the companies. As of June 30, 2021 and 2022, the balance of total statutory reserves was ¥4,148,929 and ¥4,148,929 ($619,454), respectively.